Accounts receivable - Additional Information (Detail) $ in Thousands		12 Months Ended
	Aug. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Expenses related to customer bankruptcy (note 5) | $	$ 18,883	$ 18,883	$ 0	$ 0
10000 TEU Vessels [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of charters terminated		3
4600 TEU Vessels [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of charters terminated		1